Income Taxes (Details 1) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Provision for income taxes at Hong Kong profits tax rate	$ (208)	$ (69)	$ (4,349)
Current tax in other jurisdictions	380	1,160	232
Effect of income not chargeable for tax purpose	(2,732)	(152)	(90)
Effect of expenses not deductible for tax purpose	1,289	0	4,401
Tax effect of unused tax losses not recognized	1,795	221	0
Under provision in previous years	0	81	100
Income Tax Expense (Benefit)	$ 524	$ 1,241	$ 294